TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Trade and other receivables	$ 3,656	$ 3,374
Trade Receivables [Member]
Statement [Line Items]
Trade and other receivables	2,866	2,644
Receivables in MLJV and MWJV
Statement [Line Items]
Trade and other receivables	533	394
Sales Tax Receivables
Statement [Line Items]
Trade and other receivables	255	154
Sundry Receivables
Statement [Line Items]
Trade and other receivables	$ 2	$ 182